Subsequent events (Details) $ / shares in Units, $ in Thousands, $ in Thousands																				12 Months Ended
	Apr. 29, 2024	Apr. 25, 2024 USD ($)	Apr. 12, 2024 USD ($)	Apr. 08, 2024 USD ($)	Mar. 28, 2024 USD ($)	Mar. 27, 2024 USD ($)	Feb. 27, 2024 USD ($)	Feb. 26, 2024 $ / shares	Jan. 17, 2024 USD ($)	Jan. 17, 2024 CLP ($)	Jan. 16, 2024 USD ($)	May 12, 2023 USD ($)	May 12, 2023 CLP ($)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 CLP ($)	Mar. 04, 2022 USD ($)	Mar. 04, 2022 CLP ($)	Jan. 29, 2021 USD ($)	Jan. 29, 2021 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)
Subsequent events
Notional amount																				$ 1,726,820,128	$ 1,264,075,163
Sale and Purchase Agreement as Per Regulation [Member]
Subsequent events
Derecognition of accounts receivable																			$ 121,652,067
Enel Generacin Chile S.A. [Member]
Subsequent events
Derecognition of accounts receivable																				$ 1,280,073,680	$ 955,342,410
Enel Generacin Chile S.A. [Member] | Sale and Purchase Agreement as Per Regulation [Member]
Subsequent events
Derecognition of accounts receivable												$ 48,000	$ 38,226,668	$ 42,200	$ 42,652,823	$ 17,100	$ 13,722,935	$ 158,900	$ 115,867,879
Empresa Electrica Pehuenche S.A. [Member]
Subsequent events
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares								$ 88.931136617
Revolving credit facility with EFI two | Enel Chile S.A. | SOFR
Subsequent events
Margin rate of interest					1.00%
Loans accrued rate of interest					1.00%
Yankee Bonds
Subsequent events
Term of the facility			10 years
Borrowings			$ 400,000
Interest rate borrowings			4.25%
Entering into revolving credit facility | Revolving credit facility with DNB Bank ASA & Citibank | Enel Chile S.A.
Subsequent events
Notional amount						$ 150,000
Percentage amount paid equivalent to Annual availability commission on the amount not withdrawn						30.00%
Initial upfront fee as percent of the committed amount						0.50%
Percentage of revolving credit facility available						100.00%
Entering into revolving credit facility | Revolving credit facility with DNB Bank ASA & Citibank | Enel Chile S.A. | SOFR
Subsequent events
Margin rate of interest						1.00%
Loans accrued rate of interest						1.00%
Entering into revolving credit facility | Revolving credit facility with EFI one | Enel Chile S.A.
Subsequent events
Notional amount					$ 700,000
Percentage amount paid equivalent to Annual availability commission on the amount not withdrawn					35.00%
Entering into revolving credit facility | Revolving credit facility with EFI one | Enel Chile S.A. | SOFR
Subsequent events
Margin rate of interest					1.45%
Loans accrued rate of interest					1.45%
Entering into revolving credit facility | Revolving credit facility with EFI two | Enel Chile S.A.
Subsequent events
Notional amount					$ 50,000
Percentage amount paid equivalent to Annual availability commission on the amount not withdrawn					30.00%
Initial upfront fee as percent of the committed amount					0.50%
Percentage of revolving credit facility available					100.00%
Entering into revolving credit facility | EFI US$290 million credit line | Enel Chile S.A.
Subsequent events
Notional amount			$ 290,000	$ 290,000
Proceeds from credir facility			$ 100,000	$ 190,000
Term of the facility			1 month	1 month
Margin rate of interest				1.11448%
Loans accrued rate of interest				1.11448%
Entering into revolving credit facility | EFI US$290 million credit line | Enel Chile S.A. | SOFR
Subsequent events
Margin rate of interest			1.11448%
Loans accrued rate of interest			1.11448%
Entering into revolving credit facility | EFI US$200 million credit line | Enel Chile S.A.
Subsequent events
Notional amount			$ 200,000
Proceeds from credir facility			$ 200,000
Term of the facility			1 month
Entering into revolving credit facility | EFI US$200 million credit line | Enel Chile S.A. | SOFR
Subsequent events
Margin rate of interest			1.26448%
Loans accrued rate of interest			1.26448%
Entering into revolving credit facility | EFI US$700 million Credit Line | Enel Chile S.A.
Subsequent events
Notional amount			$ 700,000
Proceeds from credir facility			$ 100,000
Term of the facility			1 month
Entering into revolving credit facility | EFI US$700 million Credit Line | Enel Chile S.A. | SOFR
Subsequent events
Margin rate of interest			1.45%
Loans accrued rate of interest			1.45%
Entering into revolving credit facility | SMBC credit line | Enel Chile S.A.
Subsequent events
Proceeds from credir facility		$ 50,000
Entering into revolving credit facility | SMBC credit line | Enel Chile S.A. | SOFR
Subsequent events
Margin rate of interest		1.21448%
Loans accrued rate of interest		1.21448%
Election of new Board of Directors
Subsequent events
Term of new board of directors	3 years
Other disposals of assets [member] | Enel Generacin Chile S.A. [Member] | Sale and Purchase Agreement as Per Regulation [Member] | IDB Invest [Member]
Subsequent events
Derecognition of accounts receivable									$ 14,480	$ 12,700,698
Other disposals of assets [member] | Enel Green Power Chile Ltda. [Member] | Sale and Purchase Agreement as Per Regulation [Member] | IDB Invest [Member]
Subsequent events
Derecognition of accounts receivable									$ 930	$ 815,722
Credit Facility with Enel Finance International NV [Member] | Credit Facility with Enel Finance International NV [Member] | Enel Generacin Chile S.A. [Member] | Secured Overnight One Month Financing Rate
Subsequent events
Notional amount							$ 290,000
Proceeds from credir facility							$ 200,000
Term of the facility							1 month
Margin rate of interest							1.11448%
Loans accrued rate of interest							1.11448%
BBVA y MIZUHO Credit Line [Member] | BBVA y MIZUHO Credit Line [Member] | Enel Generacin Chile S.A. [Member] | Secured Overnight One Month Financing Rate
Subsequent events
Notional amount											$ 100,000
Term of the facility											1 month
Margin rate of interest											1.01448%
Loans accrued rate of interest											1.01448%